Contribution Plan (Details) - CNY (¥)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Retirement Benefits [Abstract]
Total contributions for employee benefits	¥ 166,765	¥ 138,235	¥ 165,472
Discontinued operations	139,367	119,456	¥ 147,270
Contributions for employee benefits	¥ 27,350	¥ 13,817